Recoverable taxes	12 Months Ended
Dec. 31, 2019
Recoverable taxes
Recoverable taxes

9. Recoverable taxes

	December 31
	2019	2018
Withholding taxes and contributions	18,494	29,272
ICMS	5,242	4,286
PIS and COFINS	1,367	456
Other (*)	2,711	1,080
	27,814	35,094

Current assets	22,648	35,094
Non-current assets	5,166	—

(*)   It mainly corresponds to the advance of income tax in the amount of R$ 1,253 and the balance recoverable from the software promotion law in the amount of R$ 785, both from the company Napse as of December 31, 2019